Goodwill & Intangible Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Goodwill & Intangible Assets (Details) [Line Items]
Growth rate	50.00%
After-tax discount rate	22.00%
Impairment loss	$ 2,190
Hypothetical increase in growth rate	5.00%
Value-in-use	$ 8
Goodwill impairment loss	$ 569
Customer [Member]
Goodwill & Intangible Assets (Details) [Line Items]
Hypothetical increase in growth rate	10.00%
CyberKick [Member]
Goodwill & Intangible Assets (Details) [Line Items]
After-tax discount rate	22.00%
Hypothetical increase in growth rate	5.00%
Impairment loss	$ 6,311
Research and development expenses [Member]
Goodwill & Intangible Assets (Details) [Line Items]
Impairment loss	305
Bottom of range [member]
Goodwill & Intangible Assets (Details) [Line Items]
Value-in-use	39
Top of range [member]
Goodwill & Intangible Assets (Details) [Line Items]
Value-in-use	$ 31